ADVANCES FROM FEDERAL HOME LOAN BANK (Tables)	12 Months Ended
Dec. 31, 2012
ADVANCES FROM FEDERAL HOME LOAN BANK
Schedule of advances from the FHLB

	December 31,
	2012		2011
(In thousands) Maturing	Amount	Rate	Amount	Rate
2012	—	—	1,000	0.36%
2013	—	—	4,000	3.58%
2015	4,000	4.22%	6,500	4.09%
After five years	32,344	4.13%	32,362	4.13%

	$36,344	4.14%	$43,862	3.99%